SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA (Policies)	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Principles of Consolidation
Sempra Energy’s Consolidated Financial Statements include the accounts of Sempra Energy, a California-based Fortune 500 energy-services holding company, and its consolidated subsidiaries and variable interest entities (VIEs). Sempra Energy’s principal operating units are

▪	Sempra Utilities, which includes our San Diego Gas & Electric Company (SDG&E), Southern California Gas Company (SoCalGas) and Sempra South American Utilities reportable segments; and

▪	Sempra Infrastructure, which includes our Sempra Mexico, Sempra Renewables and Sempra LNG & Midstream reportable segments.
Prior to December 31, 2016, our reportable segments were grouped under the following operating units:

▪	California Utilities (which included the SDG&E and SoCalGas segments)

▪	Sempra International (which included the Sempra South American Utilities and Sempra Mexico segments)

▪	Sempra U.S. Gas & Power (which included the Sempra Renewables and Sempra Natural Gas segments)
The grouping of our segments within our operating units as of December 31, 2016 reflects a realignment of management oversight of our operations. As part of this realignment, we changed the name of our “Sempra Natural Gas” segment to “Sempra LNG & Midstream.” This name change and the realignment of our segments within our new operating units had no impact on our historical financial position, results of operations, cash flows or segment results previously reported.
We provide descriptions of each of our segments in Note 16.
We refer to SDG&E and SoCalGas collectively as the California Utilities, which do not include our South American utilities or the utilities in our Sempra Infrastructure operating unit. Sempra Global is the holding company for most of our subsidiaries that are not subject to California utility regulation. All references in these Notes to “Sempra Utilities,” “Sempra Infrastructure” and their respective reportable segments are not intended to refer to any legal entity with the same or similar name.
Our Sempra Mexico segment includes the operating companies of our subsidiary, Infraestructura Energética Nova, S.A.B. de C.V. (IEnova), as well as certain holding companies and risk management activity. IEnova is a separate legal entity comprised of Sempra Energy’s operations in Mexico. IEnova is included within our Sempra Mexico reportable segment, but is not the same in its entirety as the reportable segment. IEnova’s financial results are reported in Mexico under International Financial Reporting Standards, as required by the Mexican Stock Exchange (La Bolsa Mexicana de Valores, S.A.B. de C.V., or BMV) where the shares are traded under the symbol IENOVA.
Sempra Energy uses the equity method to account for investments in affiliated companies over which we have the ability to exercise significant influence, but not control. We discuss our investments in unconsolidated entities in Notes 3, 4 and 10.

Investments in Unconsolidated Entities Policy
Sempra Energy uses the equity method to account for investments in affiliated companies over which we have the ability to exercise significant influence, but not control. We discuss our investments in unconsolidated entities in Notes 3, 4 and 10.
We generally account for investments under the equity method when we have significant influence over, but do not have control of, these entities. In these cases, our pro rata shares of the entities’ net assets are included in Investments on the Consolidated Balance Sheets. We adjust each investment for our share of each investee’s earnings or losses, dividends, and other comprehensive income or loss. We evaluate the carrying value of unconsolidated entities for impairment under the U.S. GAAP provisions for equity method investments.

Regulatory Operations
Regulated Operations
The California Utilities and Sempra Mexico’s natural gas distribution utility, Ecogas México, S. de R.L. de C.V. (Ecogas), prepare their financial statements in accordance with the provisions of accounting principles generally accepted in the United States of America (U.S. GAAP) governing rate-regulated operations, as we discuss below in “Effects of Regulation.”
Sempra South American Utilities has controlling interests in two electric distribution utilities in South America, Chilquinta Energía S.A. (Chilquinta Energía) in Chile and Luz del Sur S.A.A. (Luz del Sur) in Peru, and their subsidiaries. Revenues are based on tariffs that are set by government agencies in their respective countries based on an efficient model distribution company defined by those agencies. Because the tariffs are based on a model and are intended to cover the costs of the model company, but are not based on the costs of the specific utility and may not result in full cost recovery, these utilities do not meet the requirements necessary for, and therefore do not apply, regulatory accounting treatment under U.S. GAAP.
Certain business activities at IEnova are regulated by the Comisión Reguladora de Energía (or CRE, the Energy Regulatory Commission) and meet the regulatory accounting requirements of U.S. GAAP. Pipeline projects currently under construction by IEnova that meet the regulatory accounting requirements of U.S. GAAP record the impact of allowance for funds used during construction (AFUDC) related to equity. We discuss AFUDC below in “Property, Plant and Equipment.”
Sempra LNG & Midstream owned Mobile Gas Service Corporation (Mobile Gas) in southwest Alabama and Willmut Gas Company (Willmut Gas) in Mississippi until they were sold in September 2016, as we discuss in Note 3. Mobile Gas and Willmut Gas also prepared their financial statements in accordance with the provisions of U.S. GAAP governing rate-regulated operations. We discuss revenue recognition at our utilities in “Revenues” below.
EFFECTS OF REGULATION
The accounting policies of the California Utilities conform with U.S. GAAP for rate-regulated enterprises and reflect the policies of the California Public Utilities Commission (CPUC) and the Federal Energy Regulatory Commission (FERC).
The California Utilities prepare their financial statements in accordance with U.S. GAAP provisions governing rate-regulated operations. Under these provisions, a regulated utility records regulatory assets, which are generally costs that would otherwise be charged to expense, if it is probable that, through the ratemaking process, the utility will recover those assets from customers. To the extent that recovery is no longer probable, the related regulatory assets are written off. Regulatory liabilities generally represent amounts collected from customers in advance of the actual expenditure by the utility. If the actual expenditures are less than amounts previously collected from ratepayers, the excess would be refunded to customers, generally by reducing future rates. Regulatory liabilities may also arise from other transactions such as unrealized gains on fixed price contracts and other derivatives or certain deferred income tax benefits that are passed through to customers in future rates. In addition, the California Utilities record regulatory liabilities when the CPUC or the FERC requires a refund to be made to customers or has required that a gain or other transaction of net allowable costs be given to customers over future periods.
Determining probability of recovery requires significant judgment by management and may include, but is not limited to, consideration of:

▪	the nature of the event giving rise to the assessment;

▪	existing statutes and regulatory code;

▪	legal precedents;

▪	regulatory principles and analogous regulatory actions;

▪	testimony presented in regulatory hearings;

▪	proposed regulatory decisions;

▪	final regulatory orders;

▪	a commission-authorized mechanism established for the accumulation of costs;

▪	status of applications for rehearings or state court appeals;

▪	specific approval from a commission; and

▪	historical experience.
Ecogas also applies U.S. GAAP for rate-regulated utilities to its operations, including the same evaluation of probability of recovery of regulatory assets described above.

Use of Estimates in the Preparation of the Financial Statements
Use of Estimates in the Preparation of the Financial Statements
We have prepared our Consolidated Financial Statements in conformity with U.S. GAAP. This requires us to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes, including the disclosure of contingent assets and liabilities at the date of the financial statements. Although we believe the estimates and assumptions are reasonable, actual amounts ultimately may differ significantly from those estimates.

Fair Value Measurements
FAIR VALUE MEASUREMENTS
We measure certain assets and liabilities at fair value on a recurring basis, primarily nuclear decommissioning and benefit plan trust assets and derivatives. We also measure certain assets at fair value on a non-recurring basis in certain circumstances. These assets can include goodwill, intangible assets, equity method investments and other long-lived assets.
“Fair value” is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price).
A fair value measurement reflects the assumptions market participants would use in pricing an asset or liability based on the best available information. These assumptions include the risk inherent in a particular valuation technique (such as a pricing model) and the risks inherent in the inputs to the model. Also, we consider an issuer’s credit standing when measuring its liabilities at fair value.
We establish a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). The three levels of the fair value hierarchy are as follows:
Level 1 – Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis. Our Level 1 financial instruments primarily consist of listed equities, U.S. government treasury securities, primarily in the nuclear decommissioning and benefit plan trusts, and exchange-traded derivatives.
Level 2 – Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including:

▪	quoted forward prices for commodities

▪	time value

▪	current market and contractual prices for the underlying instruments

▪	volatility factors

▪	other relevant economic measures
Substantially all of these assumptions are observable in the marketplace throughout the full term of the instrument, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace. Our financial instruments in this category include domestic corporate bonds, municipal bonds and other foreign bonds, primarily in the Nuclear Decommissioning Trusts and in our pension and postretirement benefit plans, and non-exchange-traded derivatives such as interest rate instruments and over-the-counter forwards and options.
Level 3 – Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value from the perspective of a market participant. Our Level 3 financial instruments consist of congestion revenue rights (CRRs) and fixed-price electricity positions at SDG&E.
Recurring Fair Value Measures
The three tables below, by level within the fair value hierarchy, set forth our financial assets and liabilities that were accounted for at fair value on a recurring basis at December 31, 2016 and 2015. We classify financial assets and liabilities in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect the valuation of fair value assets and liabilities, and their placement within the fair value hierarchy levels.
The fair value of commodity derivative assets and liabilities is presented in accordance with our netting policy, as we discuss in Note 9 in “Financial Statement Presentation.”
The determination of fair values, shown in the tables below, incorporates various factors, including but not limited to, the credit standing of the counterparties involved and the impact of credit enhancements (such as cash deposits, letters of credit and priority interests).
Our financial assets and liabilities that were accounted for at fair value on a recurring basis at December 31, 2016 and 2015 in the tables below include the following:

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Nuclear decommissioning trusts reflect the assets of SDG&E’s nuclear decommissioning trusts, excluding cash balances. A third party trustee values the trust assets using prices from a pricing service based on a market approach. We validate these prices by comparison to prices from other independent data sources. Equity and certain debt securities are valued using quoted prices listed on nationally recognized securities exchanges or based on closing prices reported in the active market in which the identical security is traded (Level 1). Other debt securities are valued based on yields that are currently available for comparable securities of issuers with similar credit ratings (Level 2).

▪
For commodity contracts, interest rate derivatives and foreign exchange instruments, we primarily use a market approach with market participant assumptions to value these derivatives. Market participant assumptions include those about risk, and the risk inherent in the inputs to the valuation techniques. These inputs can be readily observable, market corroborated, or generally unobservable. We have exchange-traded derivatives that are valued based on quoted prices in active markets for the identical instruments (Level 1). We also may have other commodity derivatives that are valued using industry standard models that consider quoted forward prices for commodities, time value, current market and contractual prices for the underlying instruments, volatility factors, and other relevant economic measures (Level 2). Level 3 recurring items relate to CRRs and long-term, fixed-price electricity positions at SDG&E, as we discuss below in “Level 3 Information.”

▪
Rabbi Trust investments include marketable securities that we value using a market approach based on closing prices reported in the active market in which the identical security is traded (Level 1). These investments in marketable securities were negligible at both December 31, 2016 and 2015.

We determine the fair value of certain long-term amounts due from unconsolidated affiliates and long-term debt based on a market approach using quoted market prices for identical or similar securities in thinly-traded markets (Level 2). We value other long-term amounts due from unconsolidated affiliates of our South American utilities using a perpetuity approach based on the obligation’s fixed interest rate, the absence of a stated maturity date and a discount rate reflecting local borrowing costs (Level 3). We value other long-term amounts due from unconsolidated affiliates and long-term debt using an income approach based on the present value of estimated future cash flows discounted at rates available for similar securities (Level 3).
Fair Value of Financial Instruments
The fair values of certain of our financial instruments (cash, temporary investments, accounts and notes receivable, short-term due to/from unconsolidated affiliates, dividends and accounts payable, short-term debt and customer deposits) approximate their carrying amounts because of the short-term nature of these instruments. Investments in life insurance contracts that we hold in support of our Supplemental Executive Retirement, Cash Balance Restoration and Deferred Compensation Plans are carried at cash surrender values, which represent the amount of cash that could be realized under the contracts.

Cash and Cash Equivalents	CASH AND CASH EQUIVALENTS Cash equivalents are highly liquid investments with maturities of three months or less at the date of purchase.
Collection Allowances
We evaluate accounts receivable collectability using a combination of factors, including past due status based on contractual terms, trends in write-offs, the age of the receivable, counterparty creditworthiness, economic conditions and specific events, such as bankruptcies. Adjustments to the allowance for doubtful accounts are made when necessary based on the results of analysis, the aging of receivables, and historical and industry trends.
We write off accounts receivable in the period in which we deem the receivable to be uncollectible. We record recoveries of accounts receivable previously written off when it is known that they will be received.
COLLECTION ALLOWANCES
We record allowances for the collection of trade and other accounts and notes receivable, which include allowances for doubtful customer accounts and for other receivables.

Inventories
INVENTORIES
The California Utilities value natural gas inventory using the last-in first-out (LIFO) method. As inventories are sold, differences between the LIFO valuation and the estimated replacement cost are reflected in customer rates. These differences are generally temporary, but may become permanent if the natural gas inventory withdrawn from storage during the year is not replaced by year end. At December 31, 2016, SoCalGas recognized a permanent LIFO liquidation of $33 million. The California Utilities generally value materials and supplies at the lower of average cost or net realizable value.
Sempra South American Utilities, Sempra Mexico, Sempra Renewables and Sempra LNG & Midstream value natural gas inventory and materials and supplies at the lower of average cost or net realizable value. Sempra Mexico and Sempra LNG & Midstream value liquefied natural gas (LNG) inventory using the first-in first-out method.

Income Taxes
INCOME TAXES
Income tax expense includes current and deferred income taxes from operations during the year. We record deferred income taxes for temporary differences between the book and the tax basis of assets and liabilities. Investment tax credits from prior years are amortized to income by the California Utilities over the estimated service lives of the properties as required by the CPUC. At our other businesses, we reduce the book basis of the related asset by the amount of investment tax credit earned. At Sempra Renewables, production tax credits are recognized in income tax expense as earned.
Under the regulatory accounting treatment required for flow-through temporary differences, as discussed in Note 6, the California Utilities and Sempra Mexico recognize

▪	regulatory assets to offset deferred tax liabilities if it is probable that the amounts will be recovered from customers; and

▪	regulatory liabilities to offset deferred tax assets if it is probable that the amounts will be returned to customers.
We currently do not record deferred income taxes for basis differences between financial statement and income tax investment amounts in non-U.S. subsidiaries and non-U.S. joint ventures because the related cumulative undistributed earnings are indefinitely reinvested.
When there are uncertainties related to potential income tax benefits, in order to qualify for recognition, the position we take has to have at least a “more likely than not” chance of being sustained (based on the position’s technical merits) upon challenge by the respective authorities. The term “more likely than not” means a likelihood of more than 50 percent. Otherwise, we may not recognize any of the potential tax benefit associated with the position. We recognize a benefit for a tax position that meets the “more likely than not” criterion at the largest amount of tax benefit that is greater than 50 percent likely of being realized upon its effective resolution.
Unrecognized tax benefits involve management’s judgment regarding the likelihood of the benefit being sustained. The final resolution of uncertain tax positions could result in adjustments to recorded amounts and may affect our effective tax rate.
For SDG&E and SoCalGas, the CPUC requires flow-through rate-making treatment for the current income tax benefit or expense arising from certain property-related and other temporary differences between the treatment for financial reporting and income tax, which will reverse over time. Under the regulatory accounting treatment required for these flow-through temporary differences, deferred income tax assets and liabilities are not recorded to deferred income tax expense, but rather to a regulatory asset or liability, which impacts the current effective income tax rate. As a result, changes in the relative size of these items compared to pretax income, from period to period, can cause variations in the effective income tax rate. The following items are subject to flow-through treatment:

▪	repairs expenditures related to a certain portion of utility plant fixed assets

▪	the equity portion of AFUDC

▪	a portion of the cost of removal of utility plant assets

▪	utility self-developed software expenditures

▪	depreciation on a certain portion of utility plant assets

▪	state income taxes
The AFUDC related to equity recorded for regulated construction projects at Sempra Mexico has similar flow-through treatment.

Renewable Energy Certificates (RECs)
GREENHOUSE GAS (GHG) ALLOWANCES
The California Utilities, Sempra Mexico and Sempra LNG & Midstream are required by California Assembly Bill 32 to acquire GHG allowances for every metric ton of carbon dioxide equivalent emitted into the atmosphere during electric generation and natural gas transportation. At the California Utilities, many GHG allowances are allocated to us at no cost on behalf of our customers. We record purchased and allocated GHG allowances at the lower of weighted average cost or market, and include them in Other Current Assets and in Sundry on the Consolidated Balance Sheets based on the dates on which they are required to be surrendered. We measure the compliance obligation, which is based on emissions, at the carrying value of allowances held plus the fair value of additional allowances necessary to satisfy the obligation. The California Utilities balance costs and revenues associated with the GHG program through regulatory balancing accounts on the Consolidated Balance Sheets. Sempra Mexico and Sempra LNG & Midstream record the cost of GHG obligations in cost of sales. We include the obligation in Other Current Liabilities and Deferred Credits and Other on the Consolidated Balance Sheets based on the dates on which the allowances will be surrendered. We remove the assets and liabilities from the balance sheets as the allowances are surrendered.
RENEWABLE ENERGY CERTIFICATES (RECs)
RECs are energy rights established by governmental agencies for the environmental and social promotion of renewable electricity generation. A REC, and its associated attributes and benefits, can be sold separately from the underlying physical electricity associated with a renewable-based generation source in certain markets.
Retail sellers of electricity obtain RECs through renewable power purchase agreements, internal generation or separate purchases in the market to comply with renewable portfolio standards established by the governmental agencies. RECs provide documentation for the generation of a unit of renewable energy that is used to verify compliance with renewable portfolio standards. The cost of RECs at SDG&E is recorded in Cost of Electric Fuel and Purchased Power, which is recoverable in rates, on the Consolidated Statements of Operations.

Property, Plant and Equipment (PP&E)
PROPERTY, PLANT AND EQUIPMENT (PP&E)
PP&E primarily represents the buildings, equipment and other facilities used by the Sempra Utilities to provide natural gas and electric utility services, and by Sempra Infrastructure in their operations, including construction work in progress at these operating units. PP&E also includes lease improvements and other equipment at Parent and Other, as well as property acquired under a build-to-suit lease, which we discuss further in Note 15.
Our plant costs include

▪	labor

▪	materials and contract services

▪	expenditures for replacement parts incurred during a major maintenance outage of a generating plant
In addition, the cost of utility plant at our rate-regulated businesses and non-utility regulated projects that meet the regulatory accounting requirements of U.S. GAAP at Sempra Mexico and Sempra LNG & Midstream includes AFUDC. We discuss AFUDC below. The cost of non-utility plant includes capitalized interest.
Maintenance costs are expensed as incurred. The cost of most retired depreciable utility plant assets less salvage value is charged to accumulated depreciation.
Depreciation expense is computed using the straight-line method over the asset’s estimated original composite useful life, the CPUC-prescribed period for the California Utilities, or the remaining term of the site leases, whichever is shortest.
The California Utilities finance their construction projects with debt and equity funds. The CPUC and the FERC allow the recovery of the cost of these funds by the capitalization of AFUDC, calculated using rates authorized by the CPUC and the FERC, as a cost component of PP&E. The California Utilities earn a return on the capitalized AFUDC after the utility property is placed in service and recover the AFUDC from their customers over the expected useful lives of the assets.
Pipeline projects currently under construction by Sempra Mexico and Sempra LNG & Midstream that are both subject to certain regulation and meet U.S. GAAP regulatory accounting requirements record the impact of AFUDC related to equity.
Sempra South American Utilities, Sempra Mexico, Sempra Renewables and Sempra LNG & Midstream capitalize interest costs incurred to finance capital projects and interest on equity method investments that have not commenced planned principal operations. The California Utilities also capitalize certain interest costs.

Goodwill and Other Intangible Assets
Other Intangible Assets primarily represent storage and development rights related to the natural gas storage facilities of Bay Gas Storage Company, Ltd. (Bay Gas) and Mississippi Hub, LLC (Mississippi Hub), which are being amortized over their estimated useful lives as shown in the table above.
GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill
Goodwill is the excess of the purchase price over the fair value of the identifiable net assets of acquired companies measured at the time of acquisition. Goodwill is not amortized, but we test it for impairment annually on October 1 or whenever events or changes in circumstances necessitate an evaluation. If the carrying value of the reporting unit, including goodwill, exceeds its fair value, and the book value of goodwill is greater than its fair value on the test date, we record a goodwill impairment loss.
For our annual goodwill impairment testing, under current U.S. GAAP guidance we have the option to first make a qualitative assessment of whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount before applying the two-step, quantitative goodwill impairment test. If we elect to perform the qualitative assessment, we evaluate relevant events and circumstances, including but not limited to, macroeconomic conditions, industry and market considerations, cost factors, changes in key personnel and the overall financial performance of the reporting unit. If, after assessing these qualitative factors, we determine that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, then we perform the two-step goodwill impairment test. When we perform the two-step, quantitative goodwill impairment test, we exercise judgment to develop estimates of the fair value of the reporting unit and the corresponding goodwill. Our fair value estimates are developed from the perspective of a knowledgeable market participant. We consider observable transactions in the marketplace for similar investments, if available, as well as an income-based approach such as discounted cash flow analysis. A discounted cash flow analysis may be based directly on anticipated future revenues and expenses and may be performed based on free cash flows generated within the reporting unit. Critical assumptions that affect our estimates of fair value may include

▪	consideration of market transactions

▪	future cash flows

▪	the appropriate risk-adjusted discount rate

▪	country risk

▪	entity risk

Long-lived Assets
LONG-LIVED ASSETS
We test long-lived assets for recoverability whenever events or changes in circumstances have occurred that may affect the recoverability or the estimated useful lives of long-lived assets. Long-lived assets include intangible assets subject to amortization, but do not include investments in unconsolidated subsidiaries. Events or changes in circumstances that indicate that the carrying amount of a long-lived asset may not be recoverable may include

▪	significant decreases in the market price of an asset

▪	a significant adverse change in the extent or manner in which we use an asset or in its physical condition

▪	a significant adverse change in legal or regulatory factors or in the business climate that could affect the value of an asset

▪	a current period operating or cash flow loss combined with a history of operating or cash flow losses or a projection of continuing losses associated with the use of a long-lived asset

▪	a current expectation that, more likely than not, a long-lived asset will be sold or otherwise disposed of significantly before the end of its previously estimated useful life
A long-lived asset may be impaired when the estimated future undiscounted cash flows are less than the carrying amount of the asset. If that comparison indicates that the asset’s carrying value may not be recoverable, the impairment is measured based on the difference between the carrying amount and the fair value of the asset. This evaluation is performed at the lowest level for which separately identifiable cash flows exist.

Variable Interest Entities (VIE)
VARIABLE INTEREST ENTITIES (VIE)
We consolidate a VIE if we are the primary beneficiary of the VIE. Our determination of whether we are the primary beneficiary is based upon qualitative and quantitative analyses, which assess

▪	the purpose and design of the VIE;

▪	the nature of the VIE’s risks and the risks we absorb;

▪	the power to direct activities that most significantly impact the economic performance of the VIE; and

▪	the obligation to absorb losses or right to receive benefits that could be significant to the VIE.

Asset Retirement Obligations
ASSET RETIREMENT OBLIGATIONS
For tangible long-lived assets, we record asset retirement obligations for the present value of liabilities of future costs expected to be incurred when assets are retired from service, if the retirement process is legally required and if a reasonable estimate of fair value can be made. We also record a liability if a legal obligation to perform an asset retirement exists and can be reasonably estimated, but performance is conditional upon a future event. We record the estimated retirement cost over the life of the related asset by depreciating the asset retirement cost (measured as the present value of the obligation at the time of the asset’s acquisition), and accreting the obligation until the liability is settled. Rate-regulated entities, including the California Utilities, record regulatory assets or liabilities as a result of the timing difference between the recognition of costs in accordance with U.S. GAAP and costs recovered through the rate-making process.

Contingencies
CONTINGENCIES
We accrue losses for the estimated impacts of various conditions, situations or circumstances involving uncertain outcomes. For loss contingencies, we accrue the loss if an event has occurred on or before the balance sheet date and:

▪	information available through the date we file our financial statements indicates it is probable that a loss has been incurred, given the likelihood of uncertain future events; and

▪	the amount of the loss can be reasonably estimated.
We do not accrue contingencies that might result in gains. We continuously assess contingencies for litigation claims, environmental remediation and other events.

Legal Fees
LEGAL FEES
Legal fees that are associated with a past event for which a liability has been recorded are accrued when it is probable that fees also will be incurred and amounts are estimable.
LEGAL PROCEEDINGS

Comprehensive Income
COMPREHENSIVE INCOME
Comprehensive income includes all changes in the equity of a business enterprise (except those resulting from investments by owners and distributions to owners), including:

▪	foreign currency translation adjustments

▪	certain hedging activities

▪	changes in unamortized net actuarial gain or loss and prior service cost related to pension and other postretirement benefits plans

▪	unrealized gains or losses on available-for-sale securities
The Consolidated Statements of Comprehensive Income show the changes in the components of other comprehensive income (loss) (OCI), including the amounts attributable to noncontrolling interests

Noncontrolling Interests
NONCONTROLLING INTERESTS
Ownership interests that are held by owners other than Sempra Energy and SDG&E in subsidiaries or entities consolidated by them are accounted for and reported as noncontrolling interests. Noncontrolling interests are reported as a separate component of equity on the Consolidated Balance Sheets. Earnings/losses attributable to the noncontrolling interests are separately identified on the Consolidated Statements of Operations, and net income/loss and comprehensive income/loss attributable to noncontrolling interests are separately identified on the Consolidated Statements of Comprehensive Income (Loss) and Consolidated Statements of Changes in Equity.

Revenues
Energy-Related Businesses
Sempra South American Utilities
Sempra South American Utilities generates revenues from energy-services companies that provide electric construction services and recognizes these revenues when services are provided in accordance with contractual agreements. The energy-services company in Chile also generates revenue from selling electricity to non-regulated customers.
Sempra Mexico
Sempra Mexico recognizes revenues from:

▪	pipeline transportation and storage of natural gas, liquid petroleum gas and ethane as capacity is provided;

▪	sale of natural gas as deliveries are made;

▪	an LNG regasification terminal that generates revenues from reservation and usage fees under terminal capacity agreements and nitrogen injection service agreements as capacity is provided;

▪	wind power generation facilities that generate revenues from selling electricity as the power is delivered at the interconnection point; and

▪
a natural gas-fired power plant that generates revenues from selling electricity and/or capacity to the California ISO and to governmental, public utility and wholesale power marketing entities as the power is delivered at the interconnection point. In February 2016, management approved a plan to market and sell Termoeléctrica de Mexicali (TdM). As a result, we classified it as held for sale. We discuss TdM further in Note 3.

Sempra Mexico reports revenue net of value added taxes in Mexico. Sempra Mexico’s revenues also include net realized gains and losses on settlements of energy derivatives and net unrealized gains and losses from the change in fair values of energy derivatives.
Sempra Renewables
For consolidated entities, Sempra Renewables generates revenues from the sale of solar and wind power pursuant to power purchase agreements, and recognizes these revenues when the power is delivered. It also generates revenues for managing certain of its solar and wind project joint ventures.
Sempra LNG & Midstream
Sempra LNG & Midstream records revenues from contractual counterparty obligations for non-delivery of LNG cargoes, as well as revenues from the sale of LNG and natural gas as deliveries are made to counterparties. Sempra LNG & Midstream also recognizes revenues from natural gas storage and transportation operations when services are provided in accordance with contractual agreements for the storage and transportation services. Sempra LNG & Midstream revenues also include net realized gains and losses on settlements of energy derivatives and net unrealized gains and losses from the change in fair values of energy derivatives. Prior to April 2015, Sempra LNG & Midstream generated revenues from selling electricity and/or capacity from its Mesquite Power facility (see Note 3) to the California ISO and to governmental, public utility and wholesale power marketing entities. Sempra LNG & Midstream recognized these revenues as the electricity was delivered and capacity was provided. Related to its LNG terminal, prior to October 1, 2014, the effective date of Cameron LNG JV, Sempra LNG & Midstream recognized revenues from reservation and usage fees. We discuss the deconsolidation of Cameron LNG, LLC and related assets further in Note 3.
REVENUES
California Utilities
Our California Utilities generate revenues primarily from deliveries to their customers of electricity by SDG&E and natural gas by both SoCalGas and SDG&E and from related services. We record these revenues following the accrual method and recognize them upon delivery and performance. As described below, recorded revenues include those authorized by the CPUC to support our operations (“decoupled revenue”), as well as commodity costs that are passed through to core gas customers and electric customers:

▪
Decoupled revenue – The regulatory framework permits the California Utilities to recover authorized revenue based on estimated annual demand forecasts approved in regular proceedings before the CPUC. Any difference between actual demand and the annual demand approved in the proceedings is recovered or refunded in authorized revenue in the subsequent year. This design, commonly known as “decoupling,” is intended to minimize any impact on earnings due to variability in volumetric demand for electricity and natural gas.

▪
Commodity costs – The regulatory framework authorizes the California Utilities to recover the actual cost of natural gas procured and delivered to its core customers in rates substantially as incurred. Actual electricity procurement costs are recovered as power is delivered, or to the extent actual amounts vary from forecasts, generally recovered or refunded within the subsequent year. The California Utilities may also record revenue from CPUC-approved incentive awards, some of which require approval by the CPUC prior to being recognized. SDG&E bids and self-schedules its generation into the California Independent System Operator (ISO) energy market on a day-ahead and real-time basis and self-schedules power to serve the demand of its customers. Generally, SDG&E is a net purchaser of power. The California ISO settles SDG&E costs and revenues on an hourly and real-time net basis.

On a monthly basis, SoCalGas accrues natural gas storage contract revenues, which consist of storage reservation and variable charges based on negotiated agreements with terms of up to 15 years.
Sempra South American Utilities
Our electric distribution utilities in South America, Chilquinta Energía and Luz del Sur, serve primarily regulated customers, and their revenues are based on tariffs that are set by the National Energy Commission (Comisión Nacional de Energía, or CNE) in Chile and the Energy and Mining Investment Supervisory Body (Organismo Supervisor de la Inversión en Energía y Minería, or OSINERGMIN) in Peru.
The tariffs charged are based on an efficient model distribution company defined by Chilean law in the case of Chilquinta Energía, and OSINERGMIN in the case of Luz del Sur. The tariffs include operation and maintenance costs, an internal rate of return on the new replacement value of depreciable assets, charges for the use of transmission systems, and a component for the value added by the distributor. Tariffs are designed to provide for a pass-through to customers of the main noncontrollable cost items (mainly power purchases and transmission charges), recovery of reasonable operating and administrative costs, incentives to reduce costs and make needed capital investments and a regulated rate of return on the distributor’s regulated asset base.
Sempra Infrastructure
Our natural gas utilities outside of California apply U.S. GAAP for revenue recognition consistent with the California Utilities, namely Ecogas, our natural gas utility in Mexico, and Mobile Gas and Willmut Gas, our natural gas utilities in Alabama and Mississippi, respectively, that were sold in September 2016.
The table below shows the total utilities revenues in Sempra Energy’s Consolidated Statements of Operations for each of the last three years. The revenues include amounts for services rendered but unbilled (approximately one-half month’s deliveries) at the end of each year.

Other Cost of Sales
OTHER COST OF SALES
Other Cost of Sales primarily includes

▪	pipeline capacity costs, and pipeline transportation and natural gas marketing costs at Sempra LNG & Midstream;

▪	electric construction services costs at Sempra South American Utilities’ energy-services companies; and

▪	energy management service fees and costs associated with construction at Sempra Mexico.

Foreign Currency Translation
FOREIGN CURRENCY TRANSLATION
Our operations in South America and our natural gas distribution utility in Mexico use their local currency as their functional currency. The assets and liabilities of their foreign operations are translated into U.S. dollars at current exchange rates at the end of the reporting period, and revenues and expenses are translated at average exchange rates for the year. The resulting noncash translation adjustments do not enter into the calculation of earnings or retained earnings (unless the operation is being discontinued), but are reflected in Other Comprehensive Income (Loss) and in Accumulated Other Comprehensive Income (Loss).
Cash flows of these consolidated foreign subsidiaries are translated into U.S. dollars using average exchange rates for the period. We report the effect of exchange rate changes on cash balances held in foreign currencies in “Effect of Exchange Rate Changes on Cash and Cash Equivalents” on the Sempra Energy Consolidated Statements of Cash Flows.

Business Combinations
Purchase Price Allocation. We accounted for this business combination using the acquisition method of accounting whereby the total fair value of the business acquired is allocated to identifiable assets acquired and liabilities assumed based on their respective fair values, with any excess recognized as goodwill at the Sempra Mexico reportable segment. We expect the GdC acquisition to have strategic benefits, including opportunities for expansion into areas such as the transportation and storage of refined products; and a larger platform and presence in Mexico to participate in energy sector reform, reflecting the value of goodwill recognized. None of the goodwill is expected to be deductible in Mexico or the United States for income tax purposes.
Valuation of GdC’s Assets and Liabilities. Based on the nature of the Mexico regulatory environment and the oversight surrounding the establishment and maintenance of rates that GdC charges for services on its assets, GdC applies the guidance under the provisions of U.S. GAAP governing rate-regulated operations. Therefore, when determining the fair value of the acquired assets and liabilities assumed, we considered the effect of regulation on a market participant’s view of the highest and best use of the assets, in particular for the fair value of GdC’s PP&E. Under U.S. GAAP, regulation is viewed as being a characteristic (restriction) of a regulated entity’s PP&E, and the impact of regulation is considered a fundamental input to measuring the fair value of PP&E in a business combination involving a regulated business. As a regulated business will generally earn a return of its costs and a reasonable return on its invested capital, but nothing more, the value of a regulated business is the value of its invested capital.
Under this premise, the fair value of the PP&E of a regulated business is generally assumed to be equivalent to carrying value for financial reporting purposes. Management has concluded that the carrying value of GdC’s PP&E is representative of fair value.
We applied an income approach, specifically the discounted cash flow method, to measure the fair value of debt and derivatives. We valued debt by discounting future debt payments by a market yield and we valued derivatives by discounting the future interest payments under the fixed and floating rates using current market data.
For substantially all other assets and liabilities, our analysis indicates that historical carrying value approximates fair value due to their short-term nature.
We consolidate assets acquired and liabilities assumed as of the purchase date and include earnings from acquisitions in consolidated earnings after the purchase date.
Purchase Price Allocation. We accounted for this business combination using the acquisition method of accounting whereby the total fair value of the business acquired is allocated to identifiable assets acquired and liabilities assumed based on their respective fair values, with any excess recognized as goodwill at the Sempra Mexico reportable segment. The factors contributing to the recognition of goodwill include the opportunity for us to secure a strategic position in Mexico’s emerging renewable energy market and the potential to further expand the existing wind power generation facilities. None of the goodwill is expected to be deductible in Mexico or in the United States for income tax purposes.
Valuation of Ventika’s Assets and Liabilities. The fair values of the tangible and intangible assets acquired and liabilities assumed have been recognized based on their preliminary values at the acquisition date. Significant inputs used to measure the fair values of the acquired PP&E, intangible asset, debt, and derivatives are as follows:

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PP&E – We applied an income approach utilizing market based discounted cash flows. We utilized the pricing included in the existing power purchase agreements, which was determined to reflect current market rates in the Mexican renewable energy market.

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Intangible asset – Ventika is the holder of a renewable energy transmission and consumption permit that allows it to transmit its generated power to various locations within Mexico at beneficial rates and reduces the administrative burden to manage transmitting power to off-takers. With recent renewable energy market reforms in Mexico, these transmission and consumption permits are no longer available, resulting in higher tariffs for generators. We applied an income approach based on a cash flow differential approach that measures the fair value of the transmission rights by comparing the operating expenses under the transmission and consumption permit as compared to under the new, higher tariffs. This acquired intangible asset has an amortization period of 20 years, reflecting the life of the transmission and consumption transmission permit.

▪	Debt – Utilizing an income approach, we valued debt by discounting future debt payments by a market yield commensurate with the remaining term of the loans.

▪	Derivatives – Utilizing an income approach, we valued derivatives by discounting the future interest payments under the fixed and floating rates using current market data.
Additionally, we recognized deferred income taxes on Ventika’s existing net operating losses, and for the difference between the fair values and tax bases of the net assets acquired using the Mexican statutory rate.
For substantially all other assets and liabilities, our analysis indicates that historical carrying value approximates fair value due to their short-term nature.

Operation and Maintenance Expenses
OPERATION AND MAINTENANCE EXPENSES
Operation and Maintenance includes operating and maintenance costs, and general and administrative costs, consisting primarily of personnel costs, purchased materials and services, litigation expense and rent.

New Accounting Standards
We describe below recent pronouncements that have had or may have a significant effect on our financial condition, results of operations, cash flows or disclosures.
Accounting Standards Update (ASU) 2014-09, “Revenue from Contracts with Customers,” ASU 2015-14, “Deferral of the Effective Date,” ASU 2016-08, “Principal versus Agent Considerations (Reporting Revenue Gross versus Net),” ASU 2016-10, “Identifying Performance Obligations and Licensing” and ASU 2016-12, “Narrow-Scope Improvements and Practical Expedients”: ASU 2014-09 provides accounting guidance for the recognition of revenue from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers. The guidance also provides a model for the measurement and recognition of gains and losses on the sale of certain nonfinancial assets, such as property and equipment, including real estate. This guidance must be adopted using either a full retrospective approach for all periods presented in the period of adoption or a modified retrospective approach. Amending ASU 2014-09, ASU 2016-08 clarifies the implementation guidance on principal versus agent considerations, ASU 2016-10 clarifies the determination of whether a good or service is separately identifiable from other promises and revenue recognition related to licenses of intellectual property, and ASU 2016-12 provides guidance on transition, collectability, noncash consideration, and the presentation of sales and other similar taxes.
ASU 2015-14 defers the effective date of ASU 2014-09 by one year for all entities and permits early adoption on a limited basis. For public entities, ASU 2014-09 is effective for fiscal years beginning after December 15, 2017, with early adoption permitted for fiscal years beginning after December 15, 2016, and is effective for interim periods in the year of adoption. We plan to adopt ASU 2014-09 on January 1, 2018 using the modified retrospective transition method and are currently evaluating the effect on our ongoing financial reporting. As part of our evaluation, we formed multiple working groups with oversight from a steering committee comprised of members from relevant Sempra Energy business units. We separated our various revenue streams into high-level categories, which will serve as the basis for accounting analysis and documentation of the impact of ASU 2014-09 on our revenue recognition. In addition, we continue to actively monitor outstanding issues currently being addressed by the American Institute of Certified Public Accountants’ Revenue Recognition Working Group and the Financial Accounting Standards Board’s Transition Resource Group, since conclusions reached by these groups may impact our application of these ASU’s.
ASU 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”: ASU 2015-07 removes the requirement to categorize within the fair value hierarchy investments for which fair value is measured at net asset value (NAV), as well as the requirement to make specific disclosures for all investments for which the entity has elected to measure the fair value using the NAV practical expedient. We retrospectively adopted ASU 2015-07 on January 1, 2016, and it did not affect our financial condition, results of operations or cash flows. The required changes to our disclosure are reflected in Note 7.
ASU 2016-01, “Recognition and Measurement of Financial Assets and Financial Liabilities”: In addition to the presentation and disclosure requirements for financial instruments, ASU 2016-01 requires entities to measure equity investments, other than those accounted for under the equity method, at fair value and recognize changes in fair value in net income. Entities will no longer be able to use the cost method of accounting for equity securities. However, for equity investments without readily determinable fair values, entities may elect a measurement alternative that will allow those investments to be recorded at cost, less impairment, and adjusted for subsequent observable price changes. Upon adoption, entities must record a cumulative-effect adjustment to the balance sheet as of the beginning of the first reporting period in which the standard is adopted. The guidance on equity securities without readily determinable fair values will be applied prospectively to all equity investments that exist as of the date of adoption of the standard.
For public entities, ASU 2016-01 is effective for fiscal years beginning after December 15, 2017. We will adopt ASU 2016-01 on January 1, 2018 as required and do not expect it to materially affect our financial condition, results of operations or cash flows. We will make the required changes to our disclosures upon adoption.
ASU 2016-02, “Leases”: ASU 2016-02 requires entities to include substantially all leases on the balance sheet by requiring the recognition of right-of-use assets and lease liabilities for all leases. Entities may elect to exclude from the balance sheet those leases with a maximum possible term of less than 12 months. For lessees, a lease is classified as finance or operating, and the asset and liability are initially measured at the present value of the lease payments. For lessors, accounting for leases is largely unchanged from previous provisions of U.S. GAAP, other than certain changes to align lessor accounting to specific changes made to lessee accounting and ASU 2014-09. ASU 2016-02 also requires new qualitative and quantitative disclosures for both lessees and lessors.
For public entities, ASU 2016-02 is effective for fiscal years beginning after December 15, 2018, with early adoption permitted, and is effective for interim periods in the year of adoption. The standard requires lessees and lessors to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The modified retrospective approach includes optional practical expedients that may be elected, which would allow entities to continue to account for leases that commence before the effective date of the standard in accordance with previous U.S. GAAP unless the lease is modified, except for the lessee requirement to begin recognizing right-of-use assets and lease liabilities for all operating leases on the balance sheet at the reporting date. We are currently evaluating the effect of the standard on our ongoing financial reporting and have not yet selected the year in which we will adopt the standard. As part of our evaluation, we formed a steering committee comprised of members from relevant Sempra Energy business units. Based on our assessment to date, we have determined that we will adopt ASU 2016-02 using the modified retrospective approach and will elect the practical expedients available under the transition guidance.
ASU 2016-05, “Effect of Derivative Contract Novations on Existing Hedge Accounting Relationships”: ASU 2016-05 provides clarification that a change in the counterparty to a derivative instrument that has been designated as a hedging instrument does not, in and of itself, require dedesignation of that hedging relationship provided that all other hedge accounting criteria continue to be met. ASU 2016-05 may be adopted prospectively or using a modified retrospective approach. We prospectively adopted ASU 2016-05 on January 1, 2016, and it did not affect our financial condition, results of operations or cash flows.
ASU 2016-09, “Improvements to Employee Share-Based Payment Accounting”: ASU 2016-09 is intended to simplify several aspects of the accounting for employee share-based payment transactions. Under ASU 2016-09, excess tax benefits and tax deficiencies are required to be recorded in earnings, and the requirement to reclassify excess tax benefits from operating to financing activities on the statement of cash flows has been eliminated. ASU 2016-09 also allows entities to withhold taxes up to the maximum individual statutory tax rate without resulting in liability classification of the award and clarifies that cash payments made to taxing authorities in connection with withheld shares should be classified as financing activities in the statement of cash flows. Additionally, the standard provides for an accounting policy election to either continue to estimate forfeitures or account for them as they occur. For public entities, ASU 2016-09 is effective for fiscal years beginning after December 15, 2016, with early adoption permitted, and is effective for interim periods in the year of adoption.
We early adopted the provisions of ASU 2016-09 during the three months ended September 30, 2016, with an effective date of January 1, 2016. Upon adoption:

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Sempra Energy, SDG&E and SoCalGas recognized a cumulative-effect adjustment to retained earnings and a deferred tax asset as of January 1, 2016 of $107 million, $23 million and $15 million, respectively, for previously unrecognized excess tax benefits from share-based compensation.

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Sempra Energy, SDG&E and SoCalGas recognized earnings consisting of excess tax benefits on the Consolidated Statements of Operations of $34 million, $7 million and $4 million, respectively, in the year ended December 31, 2016, all of which related to the three months ended March 31, 2016. The $34 million was previously recorded in Sempra Energy Shareholders’ Equity in Common Stock prior to adoption of ASU 2016-09.

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The excess tax benefits from share-based compensation for Sempra Energy were previously classified as a financing activity on Sempra Energy’s Consolidated Statement of Cash Flows. As now required, the excess tax benefits for Sempra Energy, SDG&E and SoCalGas are included in Cash Flows From Operating Activities on the Consolidated Statements of Cash Flows for the year ended December 31, 2016. This amendment was adopted prospectively, and therefore, we have not adjusted the Consolidated Statements of Cash Flows for the prior periods presented.

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As a result of the provision to recognize excess tax benefits in earnings, these benefits are no longer included in the calculation of diluted earnings per share (EPS) effective January 1, 2016. The weighted-average number of common shares outstanding for diluted EPS increased by 75 thousand shares for the three months ended March 31, 2016 and 98 thousand shares and 89 thousand shares for the three months and six months ended June 30, 2016, respectively. We discuss the impact further in Note 12.

Upon adoption of ASU 2016-09, we elected to continue estimating the number of awards expected to be forfeited and adjusting our estimate on an ongoing basis. All other provisions of ASU 2016-09 did not impact our financial condition, results of operations or cash flows.
ASU 2016-13, “Measurement of Credit Losses on Financial Instruments”: ASU 2016-13 changes how entities will measure credit losses for most financial assets and certain other instruments. The standard introduces an “expected credit loss” impairment model that requires immediate recognition of estimated credit losses expected to occur over the remaining life of most financial assets measured at amortized cost, including trade and other receivables, loan commitments and financial guarantees. ASU 2016-13 also requires use of an allowance to record estimated credit losses on available-for-sale debt securities and expands disclosure requirements regarding an entity’s assumptions, models and methods for estimating the credit losses.
For public entities, ASU 2016-13 is effective for fiscal years beginning after December 15, 2019, with early adoption permitted for fiscal years beginning after December 15, 2018. We are currently evaluating the effect of the standard on our ongoing financial reporting and have not yet selected the year in which we will adopt the standard.
ASU 2016-15, “Classification of Certain Cash Receipts and Cash Payments”: ASU 2016-15 provides guidance on how certain cash receipts and cash payments are to be presented and classified in the statement of cash flows in order to reduce diversity in practice.
For public entities, ASU 2016-15 is effective for fiscal years beginning after December 15, 2017, with early adoption permitted, and is effective for interim periods in the year of adoption. An entity that elects early adoption must adopt all of the amendments in the same period. Entities must apply the guidance retrospectively to all periods presented, but may apply it prospectively if retrospective application would be impracticable. We are currently evaluating the effect of the standard on our ongoing financial reporting and have not yet selected the year in which we will adopt the standard.
ASU 2016-18, “Restricted Cash”: ASU 2016-18 requires amounts described as restricted cash and restricted cash equivalents to be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. A reconciliation between the balance sheet and the statement of cash flows must be disclosed when the balance sheet includes more than one line item for cash, cash equivalents, restricted cash and restricted cash equivalents.
For public entities, ASU 2016-18 is effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years, with early adoption permitted. We are currently evaluating the effect of the standard on our ongoing financial reporting and have not yet selected the year in which we will adopt the standard.
ASU 2017-04, “Simplifying the Test for Goodwill Impairment”: ASU 2017-04 removes the second step of the goodwill impairment test, which requires a hypothetical purchase price allocation. An entity will be required to apply a one-step quantitative test and record the amount of goodwill impairment as the excess of a reporting unit’s carrying amount over its fair value, not to exceed the carrying amount of goodwill. For public entities, ASU 2017-04 is effective for annual or interim goodwill impairment tests in fiscal years beginning after December 15, 2019, with early adoption permitted. The amendments should be applied on a prospective basis. We are currently evaluating the effect of the standard on our ongoing financial reporting and have not yet selected the year in which we will adopt the standard.
ASU 2017-05, “Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets”: ASU 2017-05 clarifies the scope of accounting for the derecognition or partial sale of nonfinancial assets to exclude all businesses and nonprofit activities. ASU 2017-05 also provides a definition for in-substance nonfinancial assets and additional guidance on partial sales of nonfinancial assets. For public entities, ASU 2017-05 is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period, with early adoption permitted. An entity may elect to apply the amendments under a retrospective or modified retrospective approach. We are currently evaluating the effect of the standard on our ongoing financial reporting and plan to adopt in conjunction with ASU 2014-09 on January 1, 2018, but have not yet selected the method of adoption.

Environmental Costs
We record environmental liabilities at undiscounted amounts when our liability is probable and the costs can be reasonably estimated. In many cases, however, investigations are not yet at a stage where we can determine whether we are liable or, if the liability is probable, to reasonably estimate the amount or range of amounts of the costs. Estimates of our liability are further subject to uncertainties such as the nature and extent of site contamination, evolving cleanup standards and imprecise engineering evaluations. We review our accruals periodically and, as investigations and cleanups proceed, we make adjustments as necessary.
We generally capitalize the significant costs we incur to mitigate or prevent future environmental contamination or extend the life, increase the capacity, or improve the safety or efficiency of property used in current operations. The following table shows our capital expenditures (including construction work in progress) in order to comply with environmental laws and regulations:
At the California Utilities, costs that relate to current operations or an existing condition caused by past operations are generally recorded as a regulatory asset due to the probability that these costs will be recovered in rates.

Employee Benefit Plans
EMPLOYEE BENEFIT PLANS
We are required by applicable U.S. GAAP to:

▪	recognize an asset for a plan’s overfunded status or a liability for a plan’s underfunded status in the statement of financial position;

▪	measure a plan’s assets and its obligations that determine its funded status as of the end of the fiscal year (with limited exceptions); and

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recognize changes in the funded status of pension and other postretirement benefit plans in the year in which the changes occur. Generally, those changes are reported in other comprehensive income and as a separate component of shareholders’ equity.

The detailed information presented below covers the employee benefit plans of Sempra Energy and its principal subsidiaries.
Sempra Energy has funded and unfunded noncontributory traditional defined benefit and cash balance plans, including separate plans for SDG&E and SoCalGas, which collectively cover all eligible employees, including members of the Sempra Energy board of directors who were participants in a predecessor plan on or before June 1, 1998. Pension benefits under the traditional defined benefit plans are based on service and final average earnings, while the cash balance plans provide benefits using a career average earnings methodology.
IEnova has an unfunded noncontributory defined benefit plan covering all employees. Chilquinta Energía has an unfunded noncontributory defined benefit plan covering all employees hired before October 1, 1981 and an unfunded noncontributory termination indemnity plan covering represented employees. The plans generally provide defined benefits to retirees based on date of hire, years of service and final average earnings.
Sempra Energy also has other postretirement benefit plans (PBOP), including separate plans for SDG&E and SoCalGas, which collectively cover all domestic and certain foreign employees. The life insurance plans are both contributory and noncontributory, and the health care plans are contributory. Participants’ contributions are adjusted annually. Other postretirement benefits include medical benefits for retirees’ spouses.
Chilquinta Energía also has two noncontributory postretirement benefit plans which cover represented employees – a health care plan and an energy subsidy plan that provides for reduced energy rates. The health care plan includes benefits for retirees’ spouses and dependents.
Pension and other postretirement benefits costs and obligations are dependent on assumptions used in calculating such amounts. We review these assumptions on an annual basis and update them as appropriate. We consider current market conditions, including interest rates, in making these assumptions. We use a December 31 measurement date for all of our plans.
Net Assets and Liabilities
The assets and liabilities of the pension and other postretirement benefit plans are affected by changing market conditions as well as when actual plan experience is different than assumed. Such events result in investment gains and losses, which we defer and recognize in pension and other postretirement benefit costs over a period of years. Our funded pension and other postretirement benefit plans use the asset smoothing method, except for those at SDG&E and the other postretirement benefit plan at Mobile Gas (until the date of sale). This method develops an asset value that recognizes realized and unrealized investment gains and losses over a three-year period. This adjusted asset value, known as the market-related value of assets, is used in conjunction with an expected long-term rate of return to determine the expected return-on-assets component of net periodic cost. SDG&E does not use the asset smoothing method, but rather recognizes realized and unrealized investment gains and losses during the current year.
The 10-percent corridor accounting method is used at Sempra Energy Consolidated, SDG&E and SoCalGas. Under the corridor accounting method, if as of the beginning of a year unrecognized net gain or loss exceeds 10 percent of the greater of the projected benefit obligation or the market-related value of plan assets, the excess is amortized over the average remaining service period of active participants. The asset smoothing and 10-percent corridor accounting methods help mitigate volatility of net periodic costs from year to year.
We recognize the overfunded or underfunded status of defined benefit pension and other postretirement plans as assets or liabilities, respectively; unrecognized changes in these assets and/or liabilities are normally recorded in Accumulated Other Comprehensive Income (Loss) on the balance sheet. The California Utilities and Mobile Gas (until the date of sale) record regulatory assets and liabilities that offset the funded pension and other postretirement plans’ assets or liabilities, as these costs are expected to be recovered in future utility rates based on agreements with regulatory agencies. At Willmut Gas (until the date of sale), pension contributions were recovered in rates on a prospective basis, but were not recorded as a regulatory asset pending recovery.
The California Utilities record annual pension and other postretirement net periodic benefit costs equal to the contributions to their plans as authorized by the CPUC. The annual contributions to the pension plans are limited to a minimum required funding amount as determined by the IRS. The annual contributions to the other postretirement plans are equal to the lesser of the maximum tax deductible amount or the net periodic cost calculated in accordance with U.S. GAAP for pension and other postretirement benefit plans. Until the date of sale, Mobile Gas recorded annual pension and other postretirement net periodic benefit costs based on an estimate of the net periodic cost at the beginning of the year calculated in accordance with U.S. GAAP for pension and other postretirement benefit plans, as authorized by the Alabama Public Service Commission. Any differences between booked net periodic benefit cost and amounts contributed to the pension and other postretirement plans for the California Utilities are disclosed as regulatory adjustments in accordance with U.S. GAAP for rate-regulated entities.
Assumptions for Pension and Other Postretirement Benefit Plans
Benefit Obligation and Net Periodic Benefit Cost
Except for the IEnova and Chilquinta Energía plans, we develop the discount rate assumptions based on the results of a third party modeling tool that matches each plan’s expected cash flows to interest rates and expected maturity values of individually selected bonds in a hypothetical portfolio. The model controls the level of accumulated surplus that may result from the selection of bonds based solely on their premium yields by limiting the number of years to look back for selection to 3 years for pre-30-year and 6 years for post-30-year benefit payments. Additionally, the model ensures that an adequate number of bonds are selected in the portfolio by limiting the amount of the plan’s benefit payments that can be met by a single bond to 7.5 percent.
We selected individual bonds from a universe of Bloomberg AA-rated bonds which:

▪	have an outstanding issue of at least $50 million;

▪	are non-callable (or callable with make-whole provisions);

▪	exclude collateralized bonds; and

▪	exclude the top and bottom 10 percent of yields to avoid relying on bonds which might be mispriced or misgraded.
This selection methodology also mitigates the impact of market volatility on the portfolio by excluding bonds with the following characteristics:

▪	The issuer is on review for downgrade by a major rating agency if the downgrade would eliminate the issuer from the portfolio.

▪	Recent events have caused significant price volatility to which rating agencies have not reacted.

▪	Lack of liquidity is causing price quotes to vary significantly from broker to broker.
We believe that this bond selection approach provides the best estimate of discount rates to estimate settlement values for our plans’ benefit obligations as required by applicable U.S. GAAP.
We develop the discount rate assumptions for the plans at IEnova by constructing a synthetic government zero coupon bond yield curve from the available market data, based on duration matching, and we add a risk spread to allow for the yields of high-quality corporate bonds. We develop the discount rate assumptions for the plans at Chilquinta Energía based on 10-year Chilean government bond yields and the expected local long-term rate of inflation. These methods for developing the discount rate are required when there is no deep market for high quality corporate bonds.
Long-term return on assets is based on the weighted-average of the plans’ investment allocation as of the measurement date and the expected returns for those asset types.
We amortize prior service cost using straight line amortization over average future service (or average expected lifetime for plans where participants are substantially inactive employees), which is an alternative method allowed under U.S. GAAP.
Fair Value of Pension and Other Postretirement Benefit Plan Assets
We classify the investments in Sempra Energy’s pension master trust and the trusts for the California Utilities’ other postretirement benefit plans based on the fair value hierarchy, except for certain investments measured at net asset value (NAV).
The following are descriptions of the valuation methods and assumptions we use to estimate the fair values of investments held by pension and other postretirement benefit plan trusts.
Equity Securities – Equity securities are valued using quoted prices listed on nationally recognized securities exchanges.
Fixed Income Securities – Certain fixed income securities are valued at the closing price reported in the active market in which the security is traded. Other fixed income securities are valued based on yields currently available on comparable securities of issuers with similar credit ratings. When quoted prices are not available for identical or similar securities, the security is valued under a discounted cash flows approach that maximizes observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable, such as credit and liquidity risks. Certain high yield fixed-income securities are valued by applying a price adjustment to the bid side to calculate a mean and ask value. Adjustments can vary based on maturity, credit standing, and reported trade frequencies. The bid to ask spread is determined by the investment manager based on the review of the available market information.
Registered Investment Companies – Investments in mutual funds sponsored by a registered investment company are valued based on exchange listed prices for equity and certain fixed income securities or are valued under a discounted cash flows approach that maximizes observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable, such as credit and liquidity risks for the remaining fixed income securities. Where the value is a quoted price in an active market, the investment is classified within Level 1 of the fair value hierarchy.
Common/Collective Trusts – Investments in common/collective trust funds are valued based on the NAV of units owned, which is based on the current fair value of the funds’ underlying assets.
Venture Capital Funds – These funds consist of investments in private equities that are held by limited partnerships following various strategies, including venture capital and corporate finance. The partnerships generally have limited lives of 10 years, after which liquidating distributions will be received. The value is determined based on the NAV of the proportionate share of an ownership interest in partners’ capital.
Real Estate Funds – Investments in real estate funds are valued at NAV per share, based on the fair value of the underlying investments.
Derivative Financial Instruments – Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies, and unrealized gain (loss) is recorded daily. Fixed income futures and options are marked to market daily. Equity index future contracts are valued at the last sales price quoted on the exchange on which they primarily trade.
The methods described are intended to produce a fair value calculation that is indicative of net realizable value or reflective of fair values. However, while management believes the valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
We provide more discussion of fair value measurements in Notes 1 and 10. The following tables set forth by level within the fair value hierarchy a summary of the investments in our pension and other postretirement benefit plan trusts measured at fair value on a recurring basis.
There were no transfers into or out of Level 1, Level 2 or Level 3 for Sempra Energy Consolidated, SDG&E or SoCalGas during the periods presented, except for investments measured at NAV as required by ASU 2015-07, which we adopted retrospectively as of January 1, 2016 and discuss in Note 2. There were no changes in the valuation techniques used in recurring fair value measurement.

Share-based Compensation
Our practice is to satisfy share-based awards by issuing new shares rather than by open-market purchases.
We measure and recognize compensation expense for all share-based payment awards made to our employees and directors based on estimated fair values on the date of grant. We recognize compensation costs net of an estimated forfeiture rate (based on historical experience) and recognize the compensation costs for non-qualified stock options and RSAs and RSUs on a straight-line basis over the requisite service period of the award, which is generally three or four years. However, in the year that an employee becomes eligible for retirement, the remaining expense related to the employee’s awards is recognized immediately. Substantially all awards outstanding are classified as equity instruments; therefore, we recognize additional paid in capital as we recognize the compensation expense associated with the awards.
SEMPRA ENERGY NON-QUALIFIED STOCK OPTIONS
We use a Black-Scholes option-pricing model to estimate the fair value of each non-qualified stock option grant. The use of a valuation model requires us to make certain assumptions about selected model inputs. Expected volatility is calculated based on the historical volatility of Sempra Energy’s stock price. We base the average expected life for options on the contractual term of the option and expected employee exercise and post-termination behavior. The risk-free interest rate is based on U.S. Treasury zero-coupon issues with a remaining term equal to the expected life assumed at the date of the grant.
SEMPRA ENERGY RESTRICTED STOCK AWARDS AND UNITS
We use a Monte-Carlo simulation model to estimate the fair value of our RSAs and RSUs. Our determination of fair value is affected by the historical volatility of the stock price for Sempra Energy and its peer group companies. The valuation also is affected by the risk-free rates of return, and a number of other variables.

Derivative Financial Instruments
We use derivative instruments primarily to manage exposures arising in the normal course of business. Our principal exposures are commodity market risk, benchmark interest rate risk and foreign exchange rate exposures. Our use of derivatives for these risks is integrated into the economic management of our anticipated revenues, anticipated expenses, assets and liabilities. Derivatives may be effective in mitigating these risks (1) that could lead to declines in anticipated revenues or increases in anticipated expenses, or (2) that our asset values may fall or our liabilities increase. Accordingly, our derivative activity summarized below generally represents an impact that is intended to offset associated revenues, expenses, assets or liabilities that are not included in the tables below.
In certain cases, we apply the normal purchase or sale exception to derivative instruments and have other commodity contracts that are not derivatives. These contracts are not recorded at fair value and are therefore excluded from the disclosures below.
In all other cases, we record derivatives at fair value on the Consolidated Balance Sheets. We designate each derivative as (1) a cash flow hedge, (2) a fair value hedge, or (3) undesignated. Depending on the applicability of hedge accounting and, for the California Utilities and other operations subject to regulatory accounting, the requirement to pass impacts through to customers, the impact of derivative instruments may be offset in other comprehensive income (loss) (cash flow hedge), on the balance sheet (fair value hedges and regulatory offsets), or recognized in earnings. We classify cash flows from the settlements of derivative instruments as operating activities on the Consolidated Statements of Cash Flows.
HEDGE ACCOUNTING
We may designate a derivative as a cash flow hedging instrument if it effectively converts anticipated cash flows associated with revenues or expenses to a fixed dollar amount. We may utilize cash flow hedge accounting for derivative commodity instruments, foreign currency instruments and interest rate instruments. Designating cash flow hedges is dependent on the business context in which the instrument is being used, the effectiveness of the instrument in offsetting the risk that the future cash flows of a given revenue or expense item may vary, and other criteria.
We may designate an interest rate derivative as a fair value hedging instrument if it effectively converts our own debt from a fixed interest rate to a variable rate. The combination of the derivative and debt instrument results in fixing that portion of the fair value of the debt that is related to benchmark interest rates. Designating fair value hedges is dependent on the instrument being used, the effectiveness of the instrument in offsetting changes in the fair value of our debt instruments, and other criteria.
ENERGY DERIVATIVES
Our market risk is primarily related to natural gas and electricity price volatility and the specific physical locations where we transact. We use energy derivatives to manage these risks. The use of energy derivatives in our various businesses depends on the particular energy market, and the operating and regulatory environments applicable to the business, as follows:

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The California Utilities use natural gas and electricity derivatives, for the benefit of customers, with the objective of managing price risk and basis risks, and stabilizing and lowering natural gas and electricity costs. These derivatives include fixed price natural gas and electricity positions, options, and basis risk instruments, which are either exchange-traded or over-the-counter financial instruments, or bilateral physical transactions. This activity is governed by risk management and transacting activity plans that have been filed with and approved by the CPUC. Natural gas and electricity derivative activities are recorded as commodity costs that are offset by regulatory account balances and are recovered in rates. Net commodity cost impacts on the Consolidated Statements of Operations are reflected in Cost of Electric Fuel and Purchased Power or in Cost of Natural Gas.

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SDG&E is allocated and may purchase congestion revenue rights (CRRs), which serve to reduce the regional electricity price volatility risk that may result from local transmission capacity constraints. Unrealized gains and losses do not impact earnings, as they are offset by regulatory account balances. Realized gains and losses associated with CRRs, which are recoverable in rates, are recorded in Cost of Electric Fuel and Purchased Power on the Consolidated Statements of Operations.

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Sempra Mexico, Sempra LNG & Midstream and Sempra Renewables may use natural gas and electricity derivatives, as appropriate, to optimize the earnings of their assets which support the following businesses: LNG, natural gas transportation and storage, and power generation. Gains and losses associated with undesignated derivatives are recognized in Energy-Related Businesses Revenues or in Cost of Natural Gas, Electric Fuel and Purchased Power on the Consolidated Statements of Operations. Certain of these derivatives may also be designated as cash flow hedges. Sempra Mexico also uses natural gas energy derivatives with the objective of managing price risk and lowering natural gas prices at its Mexican distribution operations. These derivatives, which are recorded as commodity costs that are offset by regulatory account balances and recovered in rates, are recognized in Cost of Natural Gas on the Consolidated Statements of Operations.

▪	From time to time, our various businesses, including the California Utilities, may use other energy derivatives to hedge exposures such as the price of vehicle fuel.
OREIGN CURRENCY DERIVATIVES
We utilize cross-currency swaps to hedge exposure related to Mexican peso-denominated debt at our Mexican subsidiaries and joint ventures. These cash flow hedges exchange our Mexican-peso denominated principal and interest payments into the U.S. dollar and swap Mexican variable interest rates for U.S. fixed interest rates. From time to time, Sempra Mexico and its joint ventures may use other foreign currency derivatives to hedge exposures related to cash flows associated with revenues from contracts denominated in Mexican pesos that are indexed to the U.S. dollar.
We are also exposed to exchange rate movements at our Mexican subsidiaries and joint ventures, which have U.S. dollar denominated cash balances, receivables, payables and debt (monetary assets and liabilities) that give rise to Mexican currency exchange rate movements for Mexican income tax purposes. They also have deferred income tax assets and liabilities denominated in the Mexican peso, which must be translated to U.S. dollars for financial reporting purposes. In addition, monetary assets and liabilities and certain nonmonetary assets and liabilities are adjusted for Mexican inflation for Mexican income tax purposes. We utilize foreign currency derivatives as a means to manage the risk of exposure to significant fluctuations in our income tax expense and equity earnings from these impacts, however we generally do not hedge our deferred income tax assets and liabilities. In January 2017, we entered into foreign currency derivatives with a notional amount totaling $750 million.
In addition, Sempra South American Utilities and its joint ventures use foreign currency derivatives to manage foreign currency rate risk. We discuss these derivatives at Chilquinta Energía’s Eletrans joint venture investment in Note 4.
In addition to the amounts noted above, we frequently use commodity derivatives to manage risks associated with the physical locations of contractual obligations and assets, such as natural gas purchases and sales.
INTEREST RATE DERIVATIVES
We are exposed to interest rates primarily as a result of our current and expected use of financing. The California Utilities, as well as other Sempra Energy subsidiaries and joint ventures, periodically enter into interest rate derivative agreements intended to moderate our exposure to interest rates and to lower our overall costs of borrowing. We utilize interest rate swaps typically designated as fair value hedges, as a means to achieve our targeted level of variable rate debt as a percent of total debt. In addition, we may utilize interest rate swaps, typically designated as cash flow hedges, to lock in interest rates on outstanding debt or in anticipation of future financings. Separately, Otay Mesa VIE has entered into interest rate swap agreements, designated as cash flow hedges, to moderate its exposure to interest rate changes.

Earnings Per Share
Basic EPS is calculated by dividing earnings attributable to common stock by the weighted-average number of common shares outstanding for the year. Diluted EPS includes the potential dilution of common stock equivalent shares that could occur if securities or other contracts to issue common stock were exercised or converted into common stock.
The potentially dilutive impact from stock options, RSAs and RSUs is calculated under the treasury stock method. Under this method, proceeds based on the exercise price and unearned compensation are assumed to be used to repurchase shares on the open market at the average market price for the period, reducing the number of potential new shares to be issued and sometimes causing an antidilutive effect.
Prior to adoption of ASU 2016-09 as of January 1, 2016, which we discuss in Note 2, excess tax benefits were also assumed to be used to repurchase shares on the open market when applying the treasury stock method. The excess tax benefits are tax deductions we would receive upon the assumed exercise of stock options and assumed vesting of RSAs and RSUs in excess of the deferred income taxes we recorded related to the compensation expense on such stock options, awards and units. Tax shortfalls occur when the assumed tax deductions are less than recorded deferred income taxes. Upon adoption of ASU 2016-09, as a result of the provision to recognize excess tax benefits and shortfalls in earnings, these benefits and shortfalls are no longer included in the calculation of diluted EPS beginning January 1, 2016.

Concentration of Credit Risk
CONCENTRATION OF CREDIT RISK
We maintain credit policies and systems to manage our overall credit risk. These policies include an evaluation of potential counterparties’ financial condition and an assignment of credit limits. These credit limits are established based on risk and return considerations under terms customarily available in the industry. We grant credit to utility customers and counterparties, substantially all of whom are located in our service territory, which covers most of Southern California and a portion of central California for SoCalGas, and all of San Diego County and an adjacent portion of Orange County for SDG&E. We also grant credit to utility customers and counterparties of our other companies providing natural gas or electric services in Mexico, Chile and Peru.
As they become operational, projects owned or partially owned by Sempra LNG & Midstream, Sempra Renewables, Sempra South American Utilities and Sempra Mexico place significant reliance on the ability of their suppliers, customers and partners to perform on long-term agreements and on our ability to enforce contract terms in the event of nonperformance. We consider many factors, including the negotiation of supplier and customer agreements, when we evaluate and approve development projects.

Segment Reporting
Common services shared by the business segments are assigned directly or allocated based on various cost factors, depending on the nature of the service provided. Interest income and expense is recorded on intercompany loans. The loan balances and related interest are eliminated in consolidation.